Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 350,002	$ 402,054
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	101,297	118,163
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	246,728	281,467
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,895	2,337
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	82	87
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	84,574	88,639
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	8,085	11,757
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	76,489	76,882
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 434,576	$ 490,693